Post-Employment and Other Long-Term Employees Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Pension plans with accumulated benefit obligations in excess of plan assets, accumulated benefit obligation	$ 409	$ 528
Pension plans with accumulated benefit obligations in excess of plan assets, fair value of plan assets	139	134
Pension plans with expected projected benefit obligations in excess of plan assets, projected benefit obligation	427	499
Pension benefits components other than service cost,	11	10	$ 12
Accrued benefits related to defined contribution pension plans	24	23
Annual cost of defined contribution plans	100	101	$ 91
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plans with benefit obligations in excess of plan assets, benefit obligation	839	1,030
Employer contributions	25	$ 17
Expected contribution in cash	$ 30